Note 4 - Liquidity Risks and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Liquidity Disclosures [Text Block]
Note 3 –	Liquidity Risks and Management’s Plans

As of
September 30, 2019,
we had cash and cash equivalents of
$4.4
million and current liabilities of
$16.3
million, including
$7.8
 million of Loans payable (
see
, Note
7
- Loans Payable).  On
October 24, 2019,
LPH II Investments Ltd. (LPH II), an affiliate of Lee’s Pharmaceutical Holdings Limited, agreed to lend the Company
$1.0
million to fund the Company’s operations, on an interim basis. We believe that, including the LPH II loan, we currently have cash and cash equivalent resources to fund our business operations through late-
November 2019
while maintaining minimum cash resources to provide for an orderly shutdown of operations, if required.

We have an immediate need for additional capital to continue our operations. Even if we are able to secure such additional capital in the near term, we expect to continue to incur significant losses and will require significant additional capital to support our operations, advance our clinical development programs, and satisfy existing obligations. We currently only have cash and cash equivalent resources to fund our business operations through late-
November 2019,
and we do
not
currently have sufficient cash and cash equivalents for at least the next year following the date that the financial statements are issued. These conditions raise substantial doubt about our ability to continue as a going concern within one
year after the date that the financial statements are issued.

To alleviate the conditions that raise substantial doubt about our ability to continue as a going concern, management plans, and is currently actively engaged in discussions with various parties, including our largest shareholders, seeking to secure additional capital, potentially through one
or a combination of public or private equity offerings and strategic transactions, including potential alliances and drug product collaborations focused on specified  geographic markets; however, none
of these alternatives are committed at this time. There can be no
assurance that we will be able to raise the required capital before our cash is exhausted, with acceptable terms and in an amount required to support our plans and operations, or identify and enter into any strategic transactions that would provide the capital that we will require or, if we do raise capital, it may
not
be in an amount sufficient to support all of our planned activities and we would therefore need to prioritize and potentially curtail certain programs. If none
of these alternatives is available, or if available, we are unable to raise sufficient capital through such transactions, our current cash and cash equivalent resources is only adequate to fund our business operations through late-
November 2019
and we will
not
have sufficient cash resources and liquidity to fund our business operations for at least the next year following the date that the financial statements are issued. Accordingly, management has concluded that substantial doubt exists with respect to our ability to continue as a going concern through one
year after the issuance of the accompanying financial statements.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business, and do not
include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

As of
September 30, 2019,
there were
120.0
million shares of common stock and
5.0
million shares of preferred stock authorized under our Certificate of Incorporation, and approximately
72.0
million shares of common stock and
5.0
million shares of preferred stock available for issuance and not
otherwise reserved.

Note 4 –	Liquidity Risks and Management’s Plans

As of
December 31, 2018,
we had cash and cash equivalents of
$11.2
million and available-for-sale, marketable securities of
$14.0
 million, current liabilities of
$20.6
million, including
$8.0
 million of Loan payable (
see
, Note
11
- Loan Payable).  As of
April 5, 2019,
we believe that we have sufficient resources (including marketable securities) available to support our development activities, business operations and debt service through
October
2019.

Although we believe that the
December 2018
CVie Acquisition and
$39
million Private Placement Financing have improved our financial position and may
better position us to raise the capital needed to fund our business plans, we expect to continue to incur significant losses and require significant additional capital to advance our istaroxime and AEROSURF clinical development programs, support our operations and business development efforts, and satisfy our obligations beyond
October 2019,
and we do
not
have sufficient cash and cash equivalents for at least the next year following the date that the financial statements are issued. These conditions raise substantial doubt about our ability to continue as a going concern within one
year after the date that the financial statements are issued.

To alleviate the conditions that raise substantial doubt about our ability to continue as a going concern, management plans to raise additional capital through a combination of public or private equity offerings and strategic transactions, including but not
limited to potential alliances and collaborations focused on various individual markets; however, none
of these alternatives are committed at this time.  There can be no
assurance that we will be able to complete any public or private equity offerings on acceptable terms, or in amounts required to support our operations, if at all, or identify and enter into any strategic transactions that will bring the capital that we will require. If none
of these alternatives is available, or if available, we are unable to raise sufficient capital through such transactions, we will not
have sufficient cash resources and liquidity to fund our business operations for at least the next year following the date that the financial statements are issued. Accordingly, management has concluded that substantial doubt exists with respect to our ability to continue as a going concern through one
year after the issuance of the accompanying financial statements.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business, and do not
include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

As of
December 31, 2018,
there were
120
 million shares of common stock and
5
million shares of preferred stock authorized under our Certificate of Incorporation, and approximately
72.0
million shares of common stock and
5.0
 million shares of preferred stock available for issuance and not
otherwise reserved.